Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad

LinkedIn

The first onchain, legally-perfected Home Equity Investment is live.

A $100K HEI between a homeowner and an investor, settled fully on-chain on Provenance using YLDS, Figure’s SEC-registered, yield-bearing stablecoin designed for onchain settlement of real-world assets.

This is what real-world assets born onchain actually look like.

This transaction shows what’s possible when real estate equity is designed natively for blockchain using Figure’s on-chain financial stack:

● Debt-free liquidity for homeowners

● Direct exposure to residential real estate for investors

● On-chain settlement, custody, and compliance, end to end

● Reduced reliance on banks and legacy intermediaries

A major milestone from Vesta Equity, built with NUVA Labs, and enabled by Figure’s end-to-end on-chain financial infrastructure on Provenance.

Home equity is one of the largest and most illiquid asset classes in the world, and it’s now moving onchain. This transaction provides a blueprint for how RWAs can integrate with programmable finance.

Read the full press release to learn more: [Quote Vesta Announcement]

Twitter

The first onchain, legally-perfected Home Equity Investment is live.

A $100K HEI between a homeowner and investor, settled fully onchain on @provenancefdn using $YLDS.

This is what real-world assets born onchain actually look like.

[Quote Vesta Announcement]

2/

This transaction shows what’s possible when real estate equity is designed natively for blockchain:

● Debt-free liquidity for homeowners

● Direct exposure to residential real estate for investors

● On-chain settlement, custody, and compliance, end to end

● No banks, no legacy intermediaries

Huge milestone from @vestaequityvpm, built with @NUVALabs, and powered by Provenance.

3/

Home equity is one of the largest, most illiquid asset classes in the world and it just moved on-chain.

This is a blueprint for how RWAs plug directly into programmable finance.

Read the full press release to dive deeper: [LINK HERE]

Their press release for reference: Press Release | Vesta Equity Executes First On-Chain, Legally Perfected Home Equity Investment (DRAFT 1.0).docx